Warrants Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Disclosure of detailed information about financial instruments [line items]
Share price	$ 4.54
Warrants
Disclosure of detailed information about financial instruments [line items]
Fair value of warrants at grant date	1.13
Share price	3.88
Exercise price	$ 3.25
Risk-free interest rate	0.16%
Expected volatility	83.00%
Expected life in years	1 year 1 month 6 days
Expected dividend yield	0.00%